Equity in Net (Losses) Earnings of Affiliates (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Schedule of Available-for-sale Securities [Line Items]
Equity in net (losses) earnings of affiliates	$ (19,100)	$ 10,118
Golar Partners
Schedule of Available-for-sale Securities [Line Items]
Equity in net (losses) earnings of affiliates	(1,763)	12,756
Golar Power
Schedule of Available-for-sale Securities [Line Items]
Equity in net (losses) earnings of affiliates	(12,460)	(2,679)
OneLNG
Schedule of Available-for-sale Securities [Line Items]
Equity in net (losses) earnings of affiliates	(5,281)	0
Egyptian Company for Gas Services (ECGS)
Schedule of Available-for-sale Securities [Line Items]
Equity in net (losses) earnings of affiliates	$ 404	$ 41